Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Net carrying value
Property, leasehold improvements and equipment, net	$ 168,973	$ 3,041,725	$ 3,112,540	$ 2,852,674
Land
Net carrying value
Property, leasehold improvements and equipment, net		1,426,363	1,426,363	1,426,363
Leasehold improvements
Net carrying value
Property, leasehold improvements and equipment, net		1,269,682	1,368,967	997,063
Machinery and equipment
Net carrying value
Property, leasehold improvements and equipment, net		31,521	29,687	31,231
Furniture and office equipment
Net carrying value
Property, leasehold improvements and equipment, net		40,799	44,174	50,384
Transportation equipment
Net carrying value
Property, leasehold improvements and equipment, net		609	513	660
Computer equipment
Net carrying value
Property, leasehold improvements and equipment, net		8,167	6,468	4,590
Construction in progress for leasehold improvements
Net carrying value
Property, leasehold improvements and equipment, net		$ 264,584	$ 236,368	$ 342,383